Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000035521
Shareholder Report [Line Items]
Trading Symbol	CPMPX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-866-618-3456
Additional Information Website	http://funddocs.filepoint.com/changingparametersfund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$104	2.04%Footnote Reference*

            * annualized

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	2.04%
Material Change Date	Jan. 31, 2025
AssetsNet	$ 92,350,764
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 711,451
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$92,350,764
Number of Portfolio Holdings	9
Advisory Fee	$711,451
Portfolio Turnover	104%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	1.8%
Open End Funds	98.2%